Equity and other comprehensive income (loss) - Summary of Capital Stock (Detail) - SEK (kr) kr in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of classes of share capital [line items]
Number of shares	3,334,151,735	3,331,151,735
Capital stock	kr 100,176	kr 140,492	kr 147,366	kr 145,309
Class A shares [member]
Disclosure of classes of share capital [line items]
Number of shares	261,755,983
Class B shares [member]
Disclosure of classes of share capital [line items]
Number of shares	3,072,395,752
Capital stock [member]
Disclosure of classes of share capital [line items]
Capital stock	kr 16,672	kr 16,657	kr 16,526	kr 16,526
Capital stock [member] | Class A shares [member]
Disclosure of classes of share capital [line items]
Capital stock	1,309
Capital stock [member] | Class B shares [member]
Disclosure of classes of share capital [line items]
Capital stock	kr 15,363